Filed Pursuant to Rule 497(d)
Registration File No.: 333-178502

BLACKROCK ALTERNATIVES ALLOCATION PORTFOLIO LLC

BLACKROCK ALTERNATIVES ALLOCATION FB PORTFOLIO LLC

BLACKROCK ALTERNATIVES ALLOCATION TEI PORTFOLIO LLC

BLACKROCK ALTERNATIVES ALLOCATION FB TEI PORTFOLIO LLC

Supplement dated June 29, 2012 to the

Prospectus, dated March 26, 2012, of

BlackRock Alternatives Allocation Portfolio LLC

BlackRock Alternatives Allocation FB Portfolio LLC

BlackRock Alternatives Allocation TEI Portfolio LLC

BlackRock Alternatives Allocation FB TEI Portfolio LLC

This supplement amends certain information in the Prospectus (the “Prospectus”), dated March 26, 2012, of BlackRock Alternatives Allocation Portfolio LLC, BlackRock Alternatives Allocation FB Portfolio LLC, BlackRock Alternatives Allocation TEI Portfolio LLC, and BlackRock Alternatives Allocation FB TEI Portfolio LLC (collectively, the “Funds”). Unless otherwise indicated, all other information included in the Prospectus that is not inconsistent with the information set forth in this supplement remains unchanged. The terms used in this supplement have the same meaning as in the Prospectus.

Quarterly and monthly performance, semi-annual and annual reports and other information regarding the Fund may be found under “Alternative Investments” on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website into this Prospectus.

Certain Unaudited Financial Statements

Each of the Fund’s unaudited Statement of Assets, Liabilities and Members’ Capital and unaudited Portfolio of Investments, each as of May 31, 2012, are set forth below:

(BAAP-P1-SUPP-0612)

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

MAY 31, 2012

(unaudited)

Assets
Investments, at fair value (cost - $24,662,666)	$23,989,594
Cash and cash equivalents	5,052,791
Due from Adviser	99,813
Interest receivable	540

Total assets	29,142,738

Liabilities
Options Written, at fair value (premiums received - $56,304)	54,200
Professional fees payable	14,167
Management fee payable	49,113
Directors fee payable	1,417
Accrued expenses and other liabilities	109,217

Total liabilities	228,114

Members’ Capital
Total members’ capital	$28,914,624

(BAAP-P1-SUPP-0612)

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC

PORTFOLIO OF INVESTMENTS

MAY 31, 2012

(unaudited)

Strategy	Investment	Cost	(in U.S. dollars) Fair Value
Absolute Return - 48.3%
Directional Trading - 5.3%	AlphaMosaic (US) LLC	$650,000	$647,642
	Fortress Asia Macro Fund LP	900,000	900,689

			1,548,331
Event Driven - 14.4%	Davidson Kempner Institutional Partners LP	1,100,000	1,101,238
	HBK Fund II LP	1,000,000	1,008,742
	Magnetar Capital Fund II LP	1,100,000	1,101,335
	Pentwater Event Fund LLC	950,000	968,125

			4,179,440
Fundamental Long/Short - 22.2%	BG Fund	875,000	873,158
	Claren Road Credit Partners LP	1,000,000	1,021,510
	Empire Capital Partners LP	900,000	810,630
	Glenview Institutional Partners LP	900,000	855,340
	Myriad Opportunities US Fund, Ltd.	1,000,000	991,665
	One William Street Capital Partners LP	875,000	888,192
	Scout Capital Partners II LP	1,000,000	965,685

			6,406,180
Relative Value - 6.4%	Peak6 Performance Fund LLC	900,000	887,676
	Stratus Feeder LLC	950,000	953,811

			1,841,487
Credit - 11.0%
Emerging Markets - 5.4%	Pictet Emerging Local Currency Debt Fund, LLC	1,650,000	1,555,914

			1,555,914
High Yield - 5.6%	Loomis High Yield Full Discretion NHIT	1,650,000	1,616,840

			1,616,840
Private Equity - 5.9%
Equities - 5.9%	Ares Capital Corp.	364,704	332,252
	Golub Capital BDC, Inc.	356,097	343,502
	Hercules Technology Growth Capital, Inc.	362,119	343,105
	PennantPark Investment Corp.	369,984	337,496
	THL Credit, Inc.	365,621	354,964

			1,711,319

(BAAP-P1-SUPP-0612)

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2012

(unaudited)

Strategy	Investment	Cost	(in U.S. dollars) Fair Value
Real Assets - 9.7%
Equities - 4.8%	Chesapeake Midstream Partners LP	$148,616	$126,326
	DCP Midstream Partners LP	92,914	79,800
	Enbridge Energy Partners LP	59,683	56,638
	Energy Transfer Partners LP	122,309	113,769
	Enterprise Products Partners LP	149,992	144,915
	Kinder Morgan Energy Partners LP	59,712	56,789
	Markwest Energy Partners LP	205,177	167,311
	ONEOK Partners LP	161,850	161,780
	Plains All American Pipeline LP	183,081	183,210
	Targa Resources Partners LP	134,142	127,661
	Western Gas Partners LP	76,972	74,512
	Williams Partners LP	104,770	98,130

			1,390,841
Precious Metals - 4.9%	SPDR Gold Shares	1,510,627	1,402,788

			1,402,788
Real Estate - 7.5%
REITS - 7.5%	Urdang Global Real Estate Securities Fund LP	2,250,000	2,155,454

			2,155,454
Total Long-Term Investments (Cost - $24,478,370) - 82.4%			23,808,594
Options Purchased - 0.6%
Exchange-Traded Put Options - 0.6%	S&P 500 Index, Strike Price USD 1,150.00, Expires 9/22/12	134,236	111,600
	S&P 500 Index, Strike Price USD 1,200.00, Expires 9/22/12	50,060	69,400

			181,000
Total Options Purchased (Cost - $184,296) - 0.6%			181,000
Total Investments Before Options Written (Cost - $24,662,666) - 83.0%			23,989,594
Options Written - 0.2%
Exchange-Traded Put Options - 0.2%	S&P 500 Index, Strike Price USD 950.00, Expires 9/22/12	(40,364)	(36,000)
	S&P 500 Index, Strike Price USD 1,000.00, Expires 9/22/12	(15,940)	(18,200)

			(54,200)
Total Options Written (Premiums Received - $56,304) - 0.2%			(54,200)
Total Investments Net of Options Written (Cost - $24,606,362*) - 82.8%			23,935,394
Other Assets Less Liabilities - 17.2%			4,979,230

Members’ Capital - 100.0%			$28,914,624

Percentages shown are stated as a percentage of net assets as of May 31, 2012.

(BAAP-P1-SUPP-0612)

BLACKROCK ALTERNATIVES ALLOCATION MASTER PORTFOLIO LLC

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2012

(unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2012, as computed for federal income tax purposes, were as follows:

Aggregate cost	$24,606,362

Gross unrealized appreciation	$92,475
Gross unrealized depreciation	(763,443)

Net unrealized appreciation	$(670,968)

Investments by Strategy (as a percentage of total investments) as of May 31, 2012 (unaudited)
Absolute Return
Directional Trading	6.5%
Event Driven	17.4
Fundamental Long/Short	26.7
Relative Value	7.7
Credit
Emerging Markets	6.5
High Yield	6.8
Private Equity
Equities	7.1
Real Assets
Equities	5.8
Precious Metals	5.9
Real Estate
REITS	9.0
Options Purchased
Exchange-Traded Put Options	0.8
Options Written
Exchange-Traded Put Options	-0.2
100.00%

(BAAP-P1-SUPP-0612)

BLACKROCK ALTERNATIVES ALLOCATION PORTFOLIO LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

MAY 31, 2012

(unaudited)

Assets
Investments in Master Fund at fair value (cost - $100,000)	$96,382
Due from Adviser	102,193
Other assets	120,710

Total assets	319,285

Liabilities
Professional fees payable	5,000
Offering Costs Payable	144,852
Distribution fees payable	164
Accrued expenses and other liabilities	73,050

Total liabilities	223,066

Members’ Capital
Total members’ capital	$96,219

(BAAP-P1-SUPP-0612)

BLACKROCK ALTERNATIVES ALLOCATION TEI PORTFOLIO LLC

CONSOLIDATED STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

MAY 31, 2012

(unaudited)

Assets
Investments in Master Fund at fair value (cost - $100,000)	$96,382
Due from Adviser	106,572
Other assets	120,710

Total assets	323,664

Liabilities
Professional fees payable	6,195
Offering Costs Payable	144,852
Distribution fees payable	164
Accrued expenses and other liabilities	76,234

Total liabilities	227,445

Members’ Capital
Total members’ capital	$96,219

This financial statement is a consolidated financial statement of the BlackRock Alternatives Allocation TEI Portfolio LLC and the BlackRock Alternatives Allocation Portfolio, Ltd.

(BAAP-P1-SUPP-0612)

BLACKROCK ALTERNATIVES ALLOCATION FB PORTFOLIO LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

MAY 31, 2012

(unaudited)

Assets
Investments in Master Fund at fair value (cost - $29,690,000)	$28,615,839
Due from Adviser	103,959
Other assets	129,383

Total assets	28,849,181

Liabilities
Professional fees payable	5,000
Offering Costs Payable	155,260
Accrued expenses and other liabilities	73,087

Total liabilities	233,347

Members’ Capital
Total members’ capital	$28,615,834

(BAAP-P1-SUPP-0612)

BLACKROCK ALTERNATIVES ALLOCATION FB TEI PORTFOLIO LLC

CONSOLIDATED STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

MAY 31, 2012

(unaudited)

Assets
Investments in Master Fund at fair value (cost - $100,000)	$96,382
Due from Adviser	106,518
Other assets	120,442

Total assets	323,342

Liabilities
Professional fees payable	6,195
Offering Costs Payable	144,530
Accrued expenses and other liabilities	76,235

Total liabilities	226,960

Members’ Capital
Total members’ capital	$96,382

This financial statement is a consolidated financial statement of the BlackRock Alternatives Allocation FB TEI Portfolio LLC and the BlackRock Alternatives Allocation FB Portfolio, Ltd.

(BAAP-P1-SUPP-0612)